ENTITY-WIDE DISCLOSURES	9 Months Ended
Sep. 30, 2023
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group's revenue from external customers is divided into the following geographical areas:

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Revenue from external customers	$	$	$	$
Canada	37,866,756	35,431,209	136,272,790	81,007,166
United States	42,480,858	5,546,792	56,794,072	12,138,644
	80,347,614	40,978,001	193,066,862	93,145,810
During the three months ended September 30, 2023, there was no reliance on a single customer representing more than 10% of revenue (three months ended September 30, 2022: 34.4% of the Group's revenue depended on one customer). During the nine months ended September 30, 2023, there was no reliance on a single customer representing more than 10% of revenue (nine months ended September 30, 2022: 36.6% of the Group's revenue depended on one customer).

The Group’s non-current assets are allocated to geographic areas as follows:

	September 30, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	654,556	185,327	839,883
Property, plant and equipment	90,855,153	96,806,660	187,661,813
Right-of-use assets	32,736,889	55,469,490	88,206,379
Intangible assets	183,799,520	8,468,157	192,267,677
Contract asset	13,234,458	—	13,234,458
	321,280,576	160,929,634	482,210,210
15 - ENTITY-WIDE DISCLOSURES (CONTINUED)

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.